Document and Entity Information	Oct. 10, 2017
Risk/Return:
Document Type	497
Document Period End Date	Feb. 28, 2017
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Oct. 10, 2017
Document Effective Date	Oct. 10, 2017
Prospectus Date	Jul. 01, 2017
Eaton Vance Focused Growth Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EAFGX
Eaton Vance Focused Growth Opportunities Fund | Class C
Risk/Return:
Trading Symbol	ECFGX
Eaton Vance Focused Growth Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EIFGX
Eaton Vance Focused Value Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EAFVX
Eaton Vance Focused Value Opportunities Fund | Class C
Risk/Return:
Trading Symbol	ECFVX
Eaton Vance Focused Value Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EIFVX